Summary of Significant Accounting Policies (Weighted Average Number of Shares Outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Weighted Average Number of Shares Outstanding [Abstract]
Basic	3,267,305	3,289,497	3,339,242
Diluted	3,272,310	3,289,497	3,339,242